Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets	6 Months Ended
Jun. 30, 2022
Disclosure Of Assets Pledged As Security [Abstract]
Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets	29. ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL ACCEPTED AS SECURITY FOR ASSETS
Securitisations and covered bonds
As described in Note14 to the Consolidated Financial Statements in the 2021 Annual Report, Santander UK plc and certain of its subsidiaries issue securitisations and covered bonds. At 30 June 2022, there were £24,183m (2021: £20,199m) of gross assets in these secured programmes, of which £751m (2021: £767m) related to internally retained issuances that were available for use as collateral for liquidity purposes in the future.
At 30 June 2022, a total of £1,780m (2021: £1,855m) of notes issued under securitisation and covered bond programmes had been retained internally, a proportion of which had been used as collateral via third party bilateral secured funding transactions, which totalled £500m at 30 June 2022 (2021: £500m), or for use as collateral for liquidity purposes in the future.